Cover	Aug. 23, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On July 23, 2021 (the “Closing Date”), the registrant, Microvast Holdings, Inc. (formerly known as Tuscan Holdings Corp.) consummated the previously announced acquisition of Microvast, Inc., a Delaware corporation (“Microvast”), pursuant to the Agreement and Plan of Merger (the “Merger Agreement”) dated February 1, 2021, between the Tuscan Holdings Corp., Microvast and TSCN Merger Sub Inc., a Delaware corporation (“Merger Sub”), pursuant to which Merger Sub merged with and into Microvast, with Microvast surviving the merger (the “Merger”). Unless the context otherwise requires, “Tuscan” refers to the registrant prior to the Closing, and “we,” “us,” “our” and the “Company” refer to the registrant and its subsidiaries, including Microvast, following the Closing. In connection with the Merger Agreement, Tuscan, MVST SPV Inc., a wholly owned subsidiary of Tuscan (“MVST SPV”), Tuscan, Microvast Power System (Huzhou) Co., Ltd., Microvast’s majority owned subsidiary (“MPS”), certain MPS convertible loan investors (the “CL Investors”) and certain minority equity investors in MPS (the “Minority Investors” and, together with the CL Investors, the “MPS Investors”) and certain other parties entered into a framework agreement (the “Framework Agreement”), pursuant to which, among other things, (1) the CL Investors waived certain rights with respect to the convertible loans (the “Convertible Loans”) held by such CL Investors that were issued under that certain Convertible Loan Agreement, dated November 2, 2018, among Microvast, MPS, such CL Investors and the MPS Investors (the “Convertible Loan Agreement”) and, in connection therewith, certain affiliates of the CL Investors (“CL Affiliates”) subscribed for 6,719,845 shares of common stock, $0.0001 par value per share (“common stock”), of Tuscan in a private placement in exchange for MPS convertible loans (the “CL Private Placement”). In connection with the Merger Agreement, Tuscan entered into subscription agreements with (a) the holders of an aggregate of $57,500,000 outstanding promissory notes issued by Microvast (the “Bridge Notes”) pursuant to which Tuscan agreed to issue an aggregate of 6,736,106 shares of common stock upon conversion (the “Bridge Notes Conversion”) of the Bridge Notes, and (b) a number of outside investors who agreed to purchase an aggregate of 48,250,000 shares of common stock at a price of $10.00 per share, for an aggregate purchase price of $482,500,000 (the “PIPE Financing”). The CL Private Placement, the Bridge Notes Conversion and the PIPE Financing closed contemporaneously with the closing under the Merger Agreement (collectively, the “Closing”). Upon the Closing of the Merger, the CL Private Placement, the Bridge Notes Conversion, the PIPE Financing and related transactions (collectively, the “Business Combination”), Microvast became a wholly-owned subsidiary of the Company, with the stockholders of Microvast becoming stockholders of the Company, and with the Company renamed “Microvast Holdings, Inc.” Following the completion of the Business Combination, Microvast is the Company’s accounting predecessor. This amendment to the Original Form 8-K is being filed to include the financial statements of Microvast for the six months ended June 30, 2021, including pro forma financial statements as of such time period.
Document Period End Date	Jul. 23, 2021
Entity File Number	001-38826
Entity Registrant Name	Microvast Holdings, Inc.
Entity Central Index Key	0001760689
Entity Tax Identification Number	83-2530757
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	12603 Southwest Freeway
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Stafford
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77477
City Area Code	281
Local Phone Number	491-9595
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common stock, par value $0.0001 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	MVST
Security Exchange Name	NASDAQ
Redeemable warrants, exercisable for shares of common stock at an exercise price of $11.50 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Redeemable warrants, exercisable for shares of common stock at an exercise price of $11.50 per share
Trading Symbol	MVSTW
Security Exchange Name	NASDAQ